Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000205057_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205057_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000205057_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,165
C000205057_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,058
C000205057_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,241
C000205057_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,217
C000205057_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,598
C000205057_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,471
C000205057_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,142
C000205057_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2010 Composite Index℠
C000205057_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205057_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,183
C000205057_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,326
C000205057_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,120
C000205057_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,188
C000205057_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,597
C000205057_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,477
C000205057_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,180
C000205057_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205057_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205057_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,460
C000205057_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,395
C000205057_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,476
C000205057_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,999
C000205057_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,473
C000205057_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,651
C000205057_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,171
C000033052_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000033052_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033052_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,541
C000033052_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,945
C000033052_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,323
C000033052_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,605
C000033052_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,178
C000033052_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,240
C000033052_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,578
C000033052_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,173
C000033052_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,558
C000033052_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,607
C000033052_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2045 Composite Index℠
C000033052_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033052_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000033052_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000033052_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000033052_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000033052_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000033052_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000033052_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000033052_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000033052_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000033052_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000033052_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033052_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033052_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000033052_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000033052_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000033052_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000033052_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000033052_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000033052_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000033052_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000033052_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000033052_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013214_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013214_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013214_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,169
C000013214_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,269
C000013214_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,292
C000013214_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,669
C000013214_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,075
C000013214_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,975
C000013214_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,071
C000013214_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,008
C000013214_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,714
C000013214_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,505
C000013214_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2025 Composite Index℠
C000013214_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013214_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,868
C000013214_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,938
C000013214_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,007
C000013214_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,605
C000013214_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,266
C000013214_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,021
C000013214_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,381
C000013214_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,271
C000013214_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,122
C000013214_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,116
C000013214_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013214_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013214_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013214_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013214_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013214_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013214_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013214_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013214_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013214_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013214_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013214_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000205065_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205065_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205065_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,867
C000205065_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,848
C000205065_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,790
C000205065_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,220
C000205065_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,230
C000205065_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,072
C000205065_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,982
C000205065_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2045 Composite Index℠
C000205065_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205065_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,883
C000205065_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,014
C000205065_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000205065_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,248
C000205065_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,202
C000205065_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,861
C000205065_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,899
C000205065_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205065_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205065_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205065_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205065_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205065_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205065_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205065_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205065_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000033050_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000033050_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000033050_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,062
C000033050_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,467
C000033050_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,874
C000033050_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,245
C000033050_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,936
C000033050_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,995
C000033050_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,466
C000033050_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,192
C000033050_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,580
C000033050_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,631
C000033050_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2045 Composite Index℠
C000033050_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033050_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000033050_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000033050_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000033050_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000033050_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000033050_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000033050_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000033050_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000033050_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000033050_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000033050_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033050_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033050_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000033050_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000033050_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000033050_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000033050_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000033050_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000033050_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000033050_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000033050_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000033050_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000182220_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182220_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182220_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,269
C000182220_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,626
C000182220_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,773
C000182220_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,267
C000182220_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,180
C000182220_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,666
C000182220_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,377
C000182220_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,064
C000182220_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Income Composite Index℠
C000182220_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182220_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,246
C000182220_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,688
C000182220_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,107
C000182220_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,218
C000182220_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,182
C000182220_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,717
C000182220_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,437
C000182220_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,126
C000182220_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000182220_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182220_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,938
C000182220_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,384
C000182220_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,311
C000182220_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,392
C000182220_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,919
C000182220_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,396
C000182220_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,573
C000182220_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,089
C000205068_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205068_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205068_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,866
C000205068_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,848
C000205068_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,793
C000205068_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,215
C000205068_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,232
C000205068_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,059
C000205068_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,986
C000205068_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2060 Composite Index℠
C000205068_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205068_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,883
C000205068_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,014
C000205068_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000205068_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,248
C000205068_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,202
C000205068_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,861
C000205068_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,899
C000205068_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205068_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205068_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205068_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205068_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205068_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205068_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205068_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205068_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000013219_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013219_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013219_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,108
C000013219_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,385
C000013219_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,610
C000013219_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,008
C000013219_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,214
C000013219_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,757
C000013219_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,922
C000013219_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,815
C000013219_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,859
C000013219_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,717
C000013219_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2030 Composite Index℠
C000013219_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013219_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,799
C000013219_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,095
C000013219_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,380
C000013219_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,012
C000013219_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,452
C000013219_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,883
C000013219_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,368
C000013219_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,192
C000013219_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,404
C000013219_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,492
C000013219_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013219_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013219_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013219_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013219_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013219_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013219_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013219_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013219_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013219_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013219_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013219_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000033056_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000033056_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000033056_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,256
C000033056_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,665
C000033056_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,069
C000033056_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,411
C000033056_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,060
C000033056_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,133
C000033056_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,563
C000033056_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,246
C000033056_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,604
C000033056_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,593
C000033056_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2050 Composite Index℠
C000033056_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033056_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000033056_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000033056_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000033056_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000033056_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000033056_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000033056_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000033056_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000033056_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000033056_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000033056_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033056_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033056_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000033056_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000033056_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000033056_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000033056_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000033056_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000033056_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000033056_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000033056_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000033056_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000182224_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182224_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182224_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,915
C000182224_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,302
C000182224_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,156
C000182224_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,844
C000182224_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,367
C000182224_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,248
C000182224_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,549
C000182224_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,653
C000182224_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000182224_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182224_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,921
C000182224_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,461
C000182224_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,454
C000182224_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,681
C000182224_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,524
C000182224_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182224_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,394
C000182224_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,598
C000182224_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182224_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182224_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182224_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182224_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182224_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182224_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182224_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182224_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182224_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000013211_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013211_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013211_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,689
C000013211_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,684
C000013211_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,586
C000013211_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,881
C000013211_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,310
C000013211_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,744
C000013211_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,675
C000013211_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,577
C000013211_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,016
C000013211_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,775
C000013211_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2020 Composite Index℠
C000013211_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013211_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,902
C000013211_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,877
C000013211_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,854
C000013211_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,436
C000013211_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,240
C000013211_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,536
C000013211_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,805
C000013211_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,780
C000013211_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,363
C000013211_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,306
C000013211_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013211_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013211_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013211_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013211_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013211_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013211_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013211_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013211_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013211_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013211_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013211_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000182227_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182227_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182227_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182227_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,310
C000182227_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,152
C000182227_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,849
C000182227_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,361
C000182227_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,255
C000182227_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,545
C000182227_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,649
C000182227_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000182227_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182227_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,921
C000182227_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,461
C000182227_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,454
C000182227_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,681
C000182227_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,524
C000182227_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182227_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,394
C000182227_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,598
C000182227_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182227_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182227_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182227_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182227_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182227_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182227_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182227_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182227_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182227_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000013206_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013206_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013206_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,724
C000013206_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,630
C000013206_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,435
C000013206_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,732
C000013206_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,323
C000013206_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,195
C000013206_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,090
C000013206_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,128
C000013206_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,307
C000013206_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,033
C000013206_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2015 Composite Index℠
C000013206_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013206_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,925
C000013206_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,807
C000013206_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,684
C000013206_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,247
C000013206_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,229
C000013206_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,948
C000013206_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,121
C000013206_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,266
C000013206_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,571
C000013206_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,459
C000013206_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013206_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013206_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013206_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013206_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013206_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013206_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013206_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013206_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013206_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013206_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013206_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000205067_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205067_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205067_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,865
C000205067_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,851
C000205067_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,791
C000205067_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,219
C000205067_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,241
C000205067_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,069
C000205067_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,990
C000205067_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2055 Composite Index℠
C000205067_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205067_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,883
C000205067_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,014
C000205067_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000205067_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,248
C000205067_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,202
C000205067_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,861
C000205067_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,899
C000205067_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205067_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205067_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205067_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205067_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205067_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205067_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205067_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205067_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000101221_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000101221_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101221_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,547
C000101221_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,943
C000101221_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,324
C000101221_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,610
C000101221_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,186
C000101221_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,234
C000101221_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,584
C000101221_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,176
C000101221_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,578
C000101221_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,621
C000101221_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2055 Composite Index℠
C000101221_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101221_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000101221_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000101221_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000101221_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000101221_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000101221_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000101221_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000101221_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000101221_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000101221_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000101221_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000101221_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101221_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000101221_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000101221_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000101221_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000101221_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000101221_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000101221_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000101221_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000101221_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000101221_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013224_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013224_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013224_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,056
C000013224_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,460
C000013224_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,848
C000013224_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,225
C000013224_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,106
C000013224_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,629
C000013224_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,953
C000013224_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,736
C000013224_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,386
C000013224_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,330
C000013224_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2035 Composite Index℠
C000013224_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013224_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000013224_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,214
C000013224_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,688
C000013224_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,324
C000013224_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,361
C000013224_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,850
C000013224_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,602
C000013224_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,281
C000013224_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,104
C000013224_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,342
C000013224_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013224_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013224_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013224_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013224_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013224_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013224_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013224_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013224_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013224_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013224_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013224_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000250718_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000250718_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250718_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,203
C000250718_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250718_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250718_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250718_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250718_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250718_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000033053_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000033053_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000033053_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,255
C000033053_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,670
C000033053_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,071
C000033053_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,408
C000033053_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,068
C000033053_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,137
C000033053_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,572
C000033053_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,244
C000033053_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,602
C000033053_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,602
C000033053_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2045 Composite Index℠
C000033053_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033053_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000033053_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000033053_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000033053_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000033053_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000033053_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000033053_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000033053_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000033053_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000033053_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000033053_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033053_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033053_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000033053_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000033053_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000033053_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000033053_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000033053_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000033053_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000033053_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000033053_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000033053_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013234_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013234_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013234_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,369
C000013234_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,907
C000013234_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,349
C000013234_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,674
C000013234_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,785
C000013234_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,232
C000013234_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,105
C000013234_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,550
C000013234_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,200
C000013234_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,805
C000013234_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Income Composite Index℠
C000013234_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013234_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000013234_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,457
C000013234_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000013234_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000013234_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,827
C000013234_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,010
C000013234_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,972
C000013234_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,477
C000013234_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,243
C000013234_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,977
C000013234_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013234_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013234_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013234_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013234_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013234_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013234_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013234_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013234_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013234_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013234_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013234_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000182225_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182225_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182225_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,916
C000182225_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,308
C000182225_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,152
C000182225_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,852
C000182225_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,375
C000182225_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,260
C000182225_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,555
C000182225_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,647
C000182225_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000182225_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182225_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,921
C000182225_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,461
C000182225_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,454
C000182225_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,681
C000182225_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,524
C000182225_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182225_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,394
C000182225_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,598
C000182225_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182225_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182225_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182225_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182225_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182225_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182225_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182225_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182225_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182225_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000013204_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013204_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013204_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,230
C000013204_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,174
C000013204_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,031
C000013204_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,391
C000013204_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,075
C000013204_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,005
C000013204_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,994
C000013204_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,135
C000013204_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,315
C000013204_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,041
C000013204_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2015 Composite Index℠
C000013204_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013204_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,925
C000013204_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,807
C000013204_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,684
C000013204_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,247
C000013204_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,229
C000013204_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,948
C000013204_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,121
C000013204_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,266
C000013204_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,571
C000013204_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,459
C000013204_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013204_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013204_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013204_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013204_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013204_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013204_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013204_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013204_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013204_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013204_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013204_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000205063_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205063_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205063_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,870
C000205063_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,852
C000205063_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,792
C000205063_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,226
C000205063_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,223
C000205063_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,921
C000205063_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,830
C000205063_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2040 Composite Index℠
C000205063_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205063_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,883
C000205063_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,014
C000205063_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000205063_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,245
C000205063_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,193
C000205063_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,730
C000205063_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,747
C000205063_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205063_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205063_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205063_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205063_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205063_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205063_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205063_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205063_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000101223_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000101223_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101223_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,636
C000101223_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,159
C000101223_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,692
C000101223_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,116
C000101223_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,745
C000101223_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,290
C000101223_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,839
C000101223_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,522
C000101223_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,240
C000101223_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,438
C000101223_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2055 Composite Index℠
C000101223_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101223_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000101223_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000101223_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000101223_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000101223_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000101223_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000101223_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000101223_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000101223_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000101223_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000101223_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000101223_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101223_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000101223_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000101223_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000101223_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000101223_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000101223_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000101223_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000101223_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000101223_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000101223_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013228_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013228_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013228_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,637
C000013228_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,159
C000013228_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,665
C000013228_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,104
C000013228_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,937
C000013228_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,903
C000013228_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,307
C000013228_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,037
C000013228_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,947
C000013228_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,026
C000013228_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2035 Composite Index℠
C000013228_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013228_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000013228_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,214
C000013228_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,688
C000013228_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,324
C000013228_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,361
C000013228_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,850
C000013228_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,602
C000013228_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,281
C000013228_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,104
C000013228_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,342
C000013228_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013228_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013228_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013228_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013228_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013228_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013228_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013228_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013228_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013228_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013228_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013228_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000144490_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000144490_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144490_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,540
C000144490_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,938
C000144490_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,308
C000144490_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,595
C000144490_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,175
C000144490_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,225
C000144490_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,558
C000144490_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,160
C000144490_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,543
C000144490_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,586
C000144490_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2060 Composite Index℠
C000144490_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144490_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000144490_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000144490_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000144490_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000144490_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000144490_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000144490_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000144490_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000144490_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000144490_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000144490_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000144490_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144490_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000144490_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000144490_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000144490_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000144490_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000144490_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000144490_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000144490_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000144490_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000144490_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000205059_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205059_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205059_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,091
C000205059_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,705
C000205059_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,794
C000205059_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,868
C000205059_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,034
C000205059_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,357
C000205059_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,071
C000205059_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2020 Composite Index℠
C000205059_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205059_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,103
C000205059_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,944
C000205059_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,621
C000205059_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,841
C000205059_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,008
C000205059_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,294
C000205059_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,059
C000205059_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205059_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205059_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,460
C000205059_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,395
C000205059_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,476
C000205059_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,999
C000205059_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,473
C000205059_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,651
C000205059_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,171
C000144488_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000144488_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000144488_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,058
C000144488_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,466
C000144488_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,873
C000144488_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,241
C000144488_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,937
C000144488_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,984
C000144488_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,449
C000144488_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,186
C000144488_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,574
C000144488_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,618
C000144488_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2060 Composite Index℠
C000144488_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144488_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000144488_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000144488_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000144488_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000144488_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000144488_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000144488_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000144488_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000144488_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000144488_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000144488_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000144488_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144488_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000144488_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000144488_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000144488_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000144488_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000144488_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000144488_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000144488_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000144488_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000144488_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000212311_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000212311_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212311_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,562
C000212311_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,182
C000212311_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,445
C000212311_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,386
C000212311_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,855
C000212311_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,539
C000212311_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212311_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212311_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212311_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212311_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212311_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212311_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212311_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212311_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212311_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212311_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212311_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212311_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212311_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212311_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212311_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000144489_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000144489_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000144489_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,255
C000144489_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,670
C000144489_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,062
C000144489_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,402
C000144489_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,055
C000144489_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,135
C000144489_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,563
C000144489_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,246
C000144489_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,604
C000144489_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,588
C000144489_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2060 Composite Index℠
C000144489_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144489_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000144489_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000144489_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000144489_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000144489_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000144489_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000144489_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000144489_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000144489_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000144489_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000144489_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000144489_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144489_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000144489_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000144489_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000144489_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000144489_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000144489_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000144489_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000144489_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000144489_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000144489_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013202_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013202_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013202_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,465
C000013202_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,282
C000013202_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,990
C000013202_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,326
C000013202_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,141
C000013202_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,470
C000013202_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,385
C000013202_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,636
C000013202_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,495
C000013202_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,157
C000013202_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2010 Composite Index℠
C000013202_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013202_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,958
C000013202_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,697
C000013202_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,435
C000013202_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,968
C000013202_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,137
C000013202_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,245
C000013202_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,325
C000013202_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,630
C000013202_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,665
C000013202_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,492
C000013202_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013202_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013202_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013202_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013202_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013202_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013202_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013202_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013202_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013202_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013202_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013202_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000212312_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000212312_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212312_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,622
C000212312_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,423
C000212312_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,818
C000212312_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,852
C000212312_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,588
C000212312_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,456
C000212312_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212312_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212312_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212312_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212312_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212312_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212312_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212312_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212312_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212312_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212312_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212312_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212312_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212312_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212312_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212312_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000205061_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205061_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205061_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,991
C000205061_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,364
C000205061_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,203
C000205061_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,385
C000205061_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,500
C000205061_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,276
C000205061_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,045
C000205061_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2030 Composite Index℠
C000205061_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205061_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,006
C000205061_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,575
C000205061_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,983
C000205061_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,355
C000205061_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,451
C000205061_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,152
C000205061_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,989
C000205061_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205061_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205061_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205061_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205061_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205061_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205061_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205061_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205061_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000205066_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205066_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205066_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,866
C000205066_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,846
C000205066_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,797
C000205066_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,224
C000205066_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,239
C000205066_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,064
C000205066_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,978
C000205066_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2050 Composite Index℠
C000205066_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205066_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,883
C000205066_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,014
C000205066_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000205066_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,248
C000205066_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,202
C000205066_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,861
C000205066_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,899
C000205066_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205066_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205066_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205066_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205066_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205066_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205066_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205066_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205066_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000212314_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000212314_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,425
C000212314_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,113
C000212314_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,589
C000212314_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,935
C000212314_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,006
C000212314_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,513
C000212314_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,282
C000212314_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212314_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212314_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212314_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212314_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212314_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212314_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212314_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212314_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212314_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212314_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212314_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212314_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212314_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212314_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212314_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000013226_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013226_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013226_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,542
C000013226_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,944
C000013226_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,301
C000013226_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,595
C000013226_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,356
C000013226_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,876
C000013226_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,074
C000013226_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,731
C000013226_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,381
C000013226_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,325
C000013226_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2035 Composite Index℠
C000013226_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013226_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000013226_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,214
C000013226_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,688
C000013226_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,324
C000013226_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,361
C000013226_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,850
C000013226_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,602
C000013226_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,281
C000013226_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,104
C000013226_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,342
C000013226_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013226_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013226_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013226_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013226_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013226_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013226_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013226_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013226_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013226_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013226_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013226_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013233_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013233_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013233_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,638
C000013233_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,162
C000013233_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,696
C000013233_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,117
C000013233_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,759
C000013233_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,307
C000013233_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,861
C000013233_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,513
C000013233_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,059
C000013233_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,238
C000013233_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2040 Composite Index℠
C000013233_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013233_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000013233_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000013233_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000013233_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000013233_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000013233_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000013233_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,230
C000013233_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,810
C000013233_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,235
C000013233_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,607
C000013233_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013233_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013233_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013233_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013233_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013233_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013233_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013233_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013233_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013233_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013233_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013233_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000101220_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000101220_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000101220_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,059
C000101220_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,462
C000101220_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,864
C000101220_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,230
C000101220_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,938
C000101220_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,987
C000101220_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,454
C000101220_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,177
C000101220_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,580
C000101220_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,623
C000101220_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2055 Composite Index℠
C000101220_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101220_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000101220_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000101220_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000101220_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000101220_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000101220_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000101220_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000101220_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000101220_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000101220_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000101220_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000101220_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101220_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000101220_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000101220_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000101220_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000101220_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000101220_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000101220_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000101220_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000101220_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000101220_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013222_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013222_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013222_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,296
C000013222_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,573
C000013222_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,793
C000013222_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,160
C000013222_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,329
C000013222_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,878
C000013222_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,006
C000013222_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,854
C000013222_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,867
C000013222_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,678
C000013222_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2030 Composite Index℠
C000013222_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013222_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,799
C000013222_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,095
C000013222_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,380
C000013222_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,012
C000013222_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,452
C000013222_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,883
C000013222_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,368
C000013222_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,192
C000013222_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,404
C000013222_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,492
C000013222_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013222_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013222_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013222_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013222_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013222_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013222_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013222_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013222_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013222_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013222_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013222_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000182218_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182218_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182218_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,903
C000182218_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,301
C000182218_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,313
C000182218_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,514
C000182218_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,898
C000182218_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,829
C000182218_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,409
C000182218_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,406
C000182218_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000182218_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182218_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,906
C000182218_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,453
C000182218_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,625
C000182218_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,344
C000182218_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,989
C000182218_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,854
C000182218_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,281
C000182218_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,345
C000182218_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182218_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182218_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182218_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182218_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182218_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182218_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182218_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182218_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182218_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000013227_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013227_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013227_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,256
C000013227_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,666
C000013227_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,051
C000013227_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,399
C000013227_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,239
C000013227_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,775
C000013227_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,065
C000013227_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,803
C000013227_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,414
C000013227_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,317
C000013227_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2035 Composite Index℠
C000013227_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013227_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000013227_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,214
C000013227_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,688
C000013227_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,324
C000013227_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,361
C000013227_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,850
C000013227_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,602
C000013227_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,281
C000013227_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,104
C000013227_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,342
C000013227_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013227_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013227_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013227_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013227_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013227_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013227_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013227_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013227_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013227_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013227_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013227_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013199_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013199_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013199_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,268
C000013199_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,089
C000013199_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,814
C000013199_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,168
C000013199_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,012
C000013199_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,356
C000013199_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,301
C000013199_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,582
C000013199_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,480
C000013199_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,168
C000013199_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2010 Composite Index℠
C000013199_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013199_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,958
C000013199_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,697
C000013199_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,435
C000013199_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,968
C000013199_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,137
C000013199_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,245
C000013199_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,325
C000013199_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,630
C000013199_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,665
C000013199_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,492
C000013199_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013199_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013199_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013199_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013199_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013199_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013199_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013199_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013199_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013199_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013199_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013199_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000182214_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182214_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182214_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,542
C000182214_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,943
C000182214_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,681
C000182214_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,547
C000182214_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,590
C000182214_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,817
C000182214_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,021
C000182214_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,816
C000182214_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000182214_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182214_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,523
C000182214_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,030
C000182214_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,014
C000182214_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,462
C000182214_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,618
C000182214_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,848
C000182214_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,023
C000182214_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,823
C000182214_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000182214_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182214_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,938
C000182214_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,384
C000182214_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,311
C000182214_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,392
C000182214_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,919
C000182214_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,396
C000182214_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,573
C000182214_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,089
C000250719_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000250719_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250719_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,382
C000250719_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250719_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250719_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250719_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250719_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250719_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000182219_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182219_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182219_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,912
C000182219_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,309
C000182219_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,151
C000182219_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,850
C000182219_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,375
C000182219_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,246
C000182219_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,389
C000182219_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,469
C000182219_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000182219_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182219_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,921
C000182219_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,461
C000182219_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,454
C000182219_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,681
C000182219_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,520
C000182219_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,300
C000182219_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,242
C000182219_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,421
C000182219_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182219_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182219_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182219_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182219_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182219_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182219_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182219_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182219_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182219_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000013207_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013207_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013207_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,426
C000013207_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,367
C000013207_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,207
C000013207_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,545
C000013207_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,198
C000013207_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,125
C000013207_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,075
C000013207_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,187
C000013207_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,324
C000013207_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,009
C000013207_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2015 Composite Index℠
C000013207_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013207_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,925
C000013207_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,807
C000013207_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,684
C000013207_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,247
C000013207_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,229
C000013207_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,948
C000013207_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,121
C000013207_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,266
C000013207_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,571
C000013207_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,459
C000013207_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013207_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013207_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013207_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013207_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013207_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013207_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013207_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013207_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013207_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013207_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013207_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000013217_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013217_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013217_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,366
C000013217_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,461
C000013217_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,475
C000013217_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,830
C000013217_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,202
C000013217_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,106
C000013217_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,164
C000013217_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,071
C000013217_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,733
C000013217_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,481
C000013217_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2025 Composite Index℠
C000013217_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013217_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,868
C000013217_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,938
C000013217_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,007
C000013217_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,605
C000013217_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,266
C000013217_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,021
C000013217_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,381
C000013217_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,271
C000013217_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,122
C000013217_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,116
C000013217_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013217_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013217_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013217_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013217_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013217_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013217_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013217_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013217_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013217_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013217_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013217_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013232_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013232_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013232_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,257
C000013232_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,670
C000013232_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,069
C000013232_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,409
C000013232_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,064
C000013232_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,145
C000013232_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,574
C000013232_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,247
C000013232_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,428
C000013232_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,419
C000013232_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2040 Composite Index℠
C000013232_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013232_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000013232_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000013232_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000013232_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000013232_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000013232_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000013232_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,230
C000013232_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,810
C000013232_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,235
C000013232_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,607
C000013232_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013232_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013232_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013232_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013232_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013232_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013232_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013232_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013232_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013232_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013232_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013232_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013218_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013218_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013218_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,756
C000013218_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,952
C000013218_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,075
C000013218_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,513
C000013218_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,901
C000013218_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,134
C000013218_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,278
C000013218_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,169
C000013218_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,054
C000013218_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,958
C000013218_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2025 Composite Index℠
C000013218_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013218_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,868
C000013218_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,938
C000013218_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,007
C000013218_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,605
C000013218_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,266
C000013218_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,021
C000013218_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,381
C000013218_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,271
C000013218_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,122
C000013218_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,116
C000013218_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013218_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013218_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013218_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013218_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013218_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013218_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013218_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013218_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013218_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013218_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013218_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000033058_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000033058_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000033058_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,063
C000033058_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,470
C000033058_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,875
C000033058_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,241
C000033058_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,946
C000033058_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,996
C000033058_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,465
C000033058_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,196
C000033058_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,587
C000033058_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,631
C000033058_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2050 Composite Index℠
C000033058_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033058_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000033058_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000033058_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000033058_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000033058_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000033058_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000033058_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000033058_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000033058_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000033058_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000033058_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033058_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033058_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000033058_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000033058_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000033058_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000033058_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000033058_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000033058_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000033058_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000033058_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000033058_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000250723_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000250723_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250723_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,390
C000250723_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250723_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250723_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250723_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250723_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250723_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000205060_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205060_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205060_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,056
C000205060_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,577
C000205060_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,991
C000205060_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,114
C000205060_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,239
C000205060_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,769
C000205060_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,504
C000205060_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2025 Composite Index℠
C000205060_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205060_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,071
C000205060_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,800
C000205060_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,800
C000205060_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,088
C000205060_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,202
C000205060_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,680
C000205060_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,475
C000205060_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205060_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205060_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205060_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205060_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205060_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205060_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205060_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205060_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000013208_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013208_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013208_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,820
C000013208_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,854
C000013208_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,794
C000013208_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,212
C000013208_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,907
C000013208_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,088
C000013208_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,119
C000013208_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,236
C000013208_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,535
C000013208_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,367
C000013208_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2015 Composite Index℠
C000013208_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013208_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,925
C000013208_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,807
C000013208_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,684
C000013208_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,247
C000013208_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,229
C000013208_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,948
C000013208_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,121
C000013208_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,266
C000013208_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,571
C000013208_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,459
C000013208_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013208_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013208_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013208_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013208_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013208_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013208_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013208_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013208_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013208_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013208_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013208_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000250721_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000250721_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000250721_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,980
C000250721_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250721_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250721_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250721_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250721_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250721_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000212316_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000212316_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212316_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,632
C000212316_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,449
C000212316_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,856
C000212316_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,901
C000212316_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,661
C000212316_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,557
C000212316_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212316_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212316_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212316_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212316_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212316_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212316_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212316_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212316_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212316_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212316_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212316_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212316_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212316_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212316_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212316_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000250722_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000250722_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000250722_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,770
C000250722_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250722_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250722_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250722_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250722_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250722_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000205062_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205062_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205062_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,904
C000205062_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,026
C000205062_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,555
C000205062_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,874
C000205062_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,921
C000205062_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,144
C000205062_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,977
C000205062_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2035 Composite Index℠
C000205062_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205062_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,911
C000205062_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,194
C000205062_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,278
C000205062_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,837
C000205062_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,855
C000205062_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,954
C000205062_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,875
C000205062_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205062_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205062_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205062_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205062_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205062_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205062_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205062_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205062_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000013231_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013231_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013231_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,537
C000013231_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,939
C000013231_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,308
C000013231_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,601
C000013231_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,175
C000013231_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,223
C000013231_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,564
C000013231_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,161
C000013231_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,375
C000013231_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,409
C000013231_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2040 Composite Index℠
C000013231_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013231_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000013231_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000013231_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000013231_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000013231_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000013231_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000013231_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,230
C000013231_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,810
C000013231_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,235
C000013231_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,607
C000013231_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013231_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013231_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013231_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013231_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013231_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013231_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013231_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013231_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013231_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013231_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013231_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013223_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013223_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013223_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,684
C000013223_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,077
C000013223_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,410
C000013223_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,863
C000013223_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,050
C000013223_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,962
C000013223_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,193
C000013223_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,033
C000013223_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,300
C000013223_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,265
C000013223_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2030 Composite Index℠
C000013223_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013223_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,799
C000013223_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,095
C000013223_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,380
C000013223_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,012
C000013223_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,452
C000013223_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,883
C000013223_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,368
C000013223_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,192
C000013223_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,404
C000013223_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,492
C000013223_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013223_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013223_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013223_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013223_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013223_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013223_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013223_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013223_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013223_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013223_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013223_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013212_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013212_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013212_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,400
C000013212_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,416
C000013212_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,351
C000013212_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,700
C000013212_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,187
C000013212_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,664
C000013212_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,662
C000013212_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,634
C000013212_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,045
C000013212_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,758
C000013212_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2020 Composite Index℠
C000013212_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013212_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,902
C000013212_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,877
C000013212_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,854
C000013212_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,436
C000013212_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,240
C000013212_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,536
C000013212_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,805
C000013212_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,780
C000013212_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,363
C000013212_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,306
C000013212_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013212_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013212_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013212_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013212_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013212_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013212_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013212_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013212_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013212_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013212_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013212_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000013221_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013221_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013221_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,590
C000013221_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,857
C000013221_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,048
C000013221_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,358
C000013221_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,462
C000013221_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,980
C000013221_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,027
C000013221_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,807
C000013221_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,851
C000013221_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,708
C000013221_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2030 Composite Index℠
C000013221_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013221_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,799
C000013221_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,095
C000013221_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,380
C000013221_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,012
C000013221_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,452
C000013221_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,883
C000013221_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,368
C000013221_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,192
C000013221_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,404
C000013221_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,492
C000013221_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013221_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013221_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013221_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013221_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013221_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013221_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013221_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013221_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013221_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013221_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013221_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000182213_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182213_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182213_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,462
C000182213_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,846
C000182213_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,737
C000182213_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,064
C000182213_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,051
C000182213_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,399
C000182213_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,350
C000182213_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,098
C000182213_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000182213_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182213_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,433
C000182213_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,920
C000182213_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,074
C000182213_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,997
C000182213_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,070
C000182213_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,436
C000182213_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,380
C000182213_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,134
C000182213_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000182213_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182213_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,938
C000182213_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,384
C000182213_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,311
C000182213_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,392
C000182213_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,919
C000182213_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,396
C000182213_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,573
C000182213_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,089
C000212313_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000212313_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212313_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,642
C000212313_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,480
C000212313_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,921
C000212313_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,975
C000212313_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,773
C000212313_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,712
C000212313_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212313_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212313_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212313_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212313_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212313_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212313_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212313_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212313_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212313_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212313_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212313_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212313_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212313_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212313_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212313_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000182216_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182216_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182216_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,661
C000182216_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,071
C000182216_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,548
C000182216_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,326
C000182216_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,479
C000182216_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,526
C000182216_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,241
C000182216_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,090
C000182216_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000182216_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182216_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,645
C000182216_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,175
C000182216_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,874
C000182216_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,203
C000182216_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,522
C000182216_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,539
C000182216_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,179
C000182216_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,061
C000182216_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182216_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182216_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182216_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182216_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182216_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182216_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182216_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182216_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182216_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000205064_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205064_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205064_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,247
C000205064_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,387
C000205064_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,811
C000205064_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,723
C000205064_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,228
C000205064_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,883
C000205064_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,522
C000205064_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom Income Composite Index℠
C000205064_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205064_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,264
C000205064_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,666
C000205064_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,733
C000205064_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,699
C000205064_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,253
C000205064_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,944
C000205064_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,605
C000205064_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205064_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205064_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,460
C000205064_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,395
C000205064_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,476
C000205064_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,999
C000205064_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,473
C000205064_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,651
C000205064_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,171
C000033055_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000033055_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033055_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,533
C000033055_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,937
C000033055_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,314
C000033055_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,602
C000033055_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,175
C000033055_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,220
C000033055_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,565
C000033055_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,169
C000033055_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,555
C000033055_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,596
C000033055_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2050 Composite Index℠
C000033055_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033055_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000033055_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000033055_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000033055_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000033055_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000033055_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000033055_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000033055_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000033055_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000033055_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000033055_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033055_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033055_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000033055_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000033055_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000033055_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000033055_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000033055_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000033055_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000033055_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000033055_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000033055_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013203_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013203_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013203_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,860
C000013203_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,769
C000013203_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,565
C000013203_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,969
C000013203_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,845
C000013203_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,392
C000013203_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,361
C000013203_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,624
C000013203_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,642
C000013203_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,423
C000013203_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2010 Composite Index℠
C000013203_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013203_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,958
C000013203_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,697
C000013203_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,435
C000013203_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,968
C000013203_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,137
C000013203_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,245
C000013203_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,325
C000013203_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,630
C000013203_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,665
C000013203_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,492
C000013203_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013203_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013203_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013203_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013203_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013203_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013203_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013203_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013203_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013203_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013203_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013203_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000013213_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013213_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013213_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,793
C000013213_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,906
C000013213_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,937
C000013213_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,367
C000013213_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,889
C000013213_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,658
C000013213_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,742
C000013213_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,713
C000013213_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,313
C000013213_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,175
C000013213_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2020 Composite Index℠
C000013213_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013213_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,902
C000013213_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,877
C000013213_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,854
C000013213_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,436
C000013213_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,240
C000013213_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,536
C000013213_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,805
C000013213_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,780
C000013213_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,363
C000013213_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,306
C000013213_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013213_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013213_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013213_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013213_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013213_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013213_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013213_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013213_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013213_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013213_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013213_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000182215_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182215_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182215_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,608
C000182215_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,008
C000182215_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,598
C000182215_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,984
C000182215_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,080
C000182215_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,178
C000182215_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,644
C000182215_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,465
C000182215_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000182215_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182215_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,587
C000182215_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,107
C000182215_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,932
C000182215_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,875
C000182215_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,116
C000182215_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,200
C000182215_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,614
C000182215_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,456
C000182215_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000182215_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182215_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,938
C000182215_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,384
C000182215_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,311
C000182215_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,392
C000182215_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,919
C000182215_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,396
C000182215_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,573
C000182215_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,089
C000013236_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013236_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013236_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,865
C000013236_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,358
C000013236_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,740
C000013236_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,992
C000013236_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,025
C000013236_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,402
C000013236_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,185
C000013236_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,543
C000013236_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,192
C000013236_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,796
C000013236_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Income Composite Index℠
C000013236_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013236_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000013236_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,457
C000013236_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000013236_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000013236_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,827
C000013236_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,010
C000013236_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,972
C000013236_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,477
C000013236_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,243
C000013236_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,977
C000013236_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013236_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013236_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013236_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013236_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013236_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013236_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013236_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013236_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013236_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013236_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013236_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000013201_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013201_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013201_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,761
C000013201_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,549
C000013201_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,221
C000013201_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,496
C000013201_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,264
C000013201_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,557
C000013201_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,396
C000013201_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,581
C000013201_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,479
C000013201_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,167
C000013201_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2010 Composite Index℠
C000013201_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013201_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,958
C000013201_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,697
C000013201_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,435
C000013201_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,968
C000013201_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,137
C000013201_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,245
C000013201_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,325
C000013201_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,630
C000013201_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,665
C000013201_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,492
C000013201_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013201_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013201_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013201_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013201_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013201_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013201_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013201_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013201_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013201_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013201_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013201_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000205058_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205058_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205058_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,129
C000205058_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,878
C000205058_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,527
C000205058_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,558
C000205058_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,832
C000205058_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,915
C000205058_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,616
C000205058_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2015 Composite Index℠
C000205058_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205058_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,139
C000205058_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,125
C000205058_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,376
C000205058_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,519
C000205058_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,811
C000205058_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,891
C000205058_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,627
C000205058_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205058_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205058_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,460
C000205058_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,395
C000205058_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,476
C000205058_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,999
C000205058_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,473
C000205058_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,651
C000205058_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,171
C000182223_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182223_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182223_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,915
C000182223_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,306
C000182223_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,150
C000182223_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,847
C000182223_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,373
C000182223_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,249
C000182223_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,555
C000182223_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,650
C000182223_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000182223_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182223_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,921
C000182223_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,461
C000182223_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,454
C000182223_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,681
C000182223_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,524
C000182223_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182223_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,394
C000182223_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,598
C000182223_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182223_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182223_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182223_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182223_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182223_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182223_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182223_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182223_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182223_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000013237_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013237_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013237_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,560
C000013237_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,092
C000013237_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,517
C000013237_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,810
C000013237_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,907
C000013237_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,332
C000013237_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,170
C000013237_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,596
C000013237_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,207
C000013237_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,795
C000013237_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Income Composite Index℠
C000013237_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013237_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000013237_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,457
C000013237_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000013237_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000013237_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,827
C000013237_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,010
C000013237_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,972
C000013237_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,477
C000013237_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,243
C000013237_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,977
C000013237_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013237_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013237_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013237_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013237_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013237_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013237_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013237_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013237_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013237_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013237_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013237_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000013209_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013209_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013209_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,204
C000013209_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,232
C000013209_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,167
C000013209_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,547
C000013209_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,068
C000013209_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,542
C000013209_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,578
C000013209_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,586
C000013209_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,026
C000013209_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,786
C000013209_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2020 Composite Index℠
C000013209_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013209_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,902
C000013209_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,877
C000013209_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,854
C000013209_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,436
C000013209_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,240
C000013209_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,536
C000013209_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,805
C000013209_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,780
C000013209_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,363
C000013209_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,306
C000013209_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013209_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013209_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013209_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013209_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013209_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013209_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013209_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013209_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013209_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013209_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013209_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000250720_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K6
C000250720_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250720_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,407
C000250720_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250720_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250720_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250720_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250720_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250720_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000033054_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000033054_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033054_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,634
C000033054_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,159
C000033054_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,696
C000033054_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,120
C000033054_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,747
C000033054_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,299
C000033054_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,852
C000033054_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,516
C000033054_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,249
C000033054_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,441
C000033054_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2045 Composite Index℠
C000033054_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033054_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000033054_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000033054_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000033054_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000033054_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000033054_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000033054_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000033054_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000033054_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000033054_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000033054_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033054_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033054_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000033054_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000033054_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000033054_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000033054_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000033054_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000033054_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000033054_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000033054_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000033054_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013238_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013238_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013238_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,966
C000013238_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000013238_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,068
C000013238_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,433
C000013238_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,582
C000013238_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,172
C000013238_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,066
C000013238_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,514
C000013238_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,234
C000013238_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,934
C000013238_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Income Composite Index℠
C000013238_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013238_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000013238_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,457
C000013238_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000013238_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000013238_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,827
C000013238_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,010
C000013238_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,972
C000013238_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,477
C000013238_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,243
C000013238_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,977
C000013238_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013238_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013238_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013238_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013238_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013238_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013238_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013238_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013238_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013238_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013238_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013238_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000101222_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000101222_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000101222_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,253
C000101222_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,666
C000101222_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,068
C000101222_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,414
C000101222_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,069
C000101222_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,143
C000101222_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,575
C000101222_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,253
C000101222_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,607
C000101222_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,598
C000101222_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2055 Composite Index℠
C000101222_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101222_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000101222_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000101222_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000101222_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000101222_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000101222_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000101222_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000101222_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000101222_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000101222_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000101222_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000101222_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101222_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000101222_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000101222_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000101222_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000101222_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000101222_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000101222_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000101222_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000101222_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000101222_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013229_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013229_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013229_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,065
C000013229_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,473
C000013229_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,879
C000013229_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,240
C000013229_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,944
C000013229_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,997
C000013229_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,462
C000013229_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,186
C000013229_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,405
C000013229_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,441
C000013229_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2040 Composite Index℠
C000013229_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013229_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000013229_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000013229_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000013229_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000013229_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000013229_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000013229_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,230
C000013229_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,810
C000013229_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,235
C000013229_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,607
C000013229_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013229_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013229_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013229_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013229_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013229_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013229_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013229_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013229_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013229_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013229_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013229_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000144491_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000144491_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144491_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,646
C000144491_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,173
C000144491_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,696
C000144491_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,124
C000144491_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,762
C000144491_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,305
C000144491_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,856
C000144491_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,527
C000144491_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,250
C000144491_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,446
C000144491_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2060 Composite Index℠
C000144491_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144491_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000144491_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000144491_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000144491_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000144491_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000144491_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000144491_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000144491_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000144491_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000144491_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000144491_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000144491_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144491_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000144491_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000144491_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000144491_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000144491_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000144491_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000144491_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000144491_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000144491_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000144491_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000013216_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013216_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013216_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,660
C000013216_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,736
C000013216_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,717
C000013216_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,020
C000013216_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,317
C000013216_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,196
C000013216_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,178
C000013216_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,007
C000013216_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,713
C000013216_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,504
C000013216_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2025 Composite Index℠
C000013216_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013216_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,868
C000013216_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,938
C000013216_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,007
C000013216_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,605
C000013216_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,266
C000013216_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,021
C000013216_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,381
C000013216_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,271
C000013216_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,122
C000013216_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,116
C000013216_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013216_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013216_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013216_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013216_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013216_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013216_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013216_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013216_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013216_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013216_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013216_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000182217_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182217_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182217_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,790
C000182217_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,204
C000182217_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,514
C000182217_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,839
C000182217_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,070
C000182217_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,090
C000182217_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,115
C000182217_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,028
C000182217_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000182217_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182217_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,779
C000182217_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,330
C000182217_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,842
C000182217_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,701
C000182217_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,123
C000182217_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,099
C000182217_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,025
C000182217_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,972
C000182217_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182217_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182217_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182217_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182217_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182217_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182217_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182217_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182217_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182217_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000033057_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000033057_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033057_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,635
C000033057_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,158
C000033057_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,691
C000033057_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,110
C000033057_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,751
C000033057_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,291
C000033057_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,841
C000033057_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,509
C000033057_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,233
C000033057_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,435
C000033057_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2050 Composite Index℠
C000033057_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033057_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000033057_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000033057_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000033057_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000033057_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000033057_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000033057_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000033057_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000033057_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000033057_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000033057_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033057_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033057_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000033057_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000033057_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000033057_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000033057_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000033057_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000033057_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000033057_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000033057_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000033057_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000212315_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000212315_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,650
C000212315_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,295
C000212315_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,835
C000212315_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,152
C000212315_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,178
C000212315_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,679
C000212315_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,433
C000212315_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212315_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212315_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212315_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212315_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212315_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212315_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212315_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212315_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212315_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212315_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212315_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212315_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212315_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212315_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212315_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 20,920